Intangible asset (Details Narrative)	9 Months Ended
Mar. 31, 2022 CAD ($) shares
IfrsStatementLineItems [Line Items]
Purchase of intangible assets	$ 500,000
Brown [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued for intangible assets (in shares) | shares	500,000
Purchase of intangible assets	$ 250,000
Brown [member] | Acquisition of property.
IfrsStatementLineItems [Line Items]
Purchase of intangible assets	$ 50,000